UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2013

Item 1: Report(s) to Shareholders.

Schwab S&P 500 Index Portfolio

Semiannual report dated June 30, 2013

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

The Investment Environment

The U.S. stock market generated solid returns for the six months ended June 30, 2013. Low interest rates and the generally improving U.S. economy helped to make this performance possible, as did reduced concerns regarding the euro zone’s sovereign debt crisis.

In an effort to stimulate economic growth, the Federal Reserve attempted to keep short- and long-term interest rates low, which helped the U.S. housing market in particular, supporting stocks. With the economic outlook improving overall and Europe’s crisis seeming less severe, the Fed announced plans to potentially begin reducing some of its stimulative policies. This drove up market volatility in May and June, and stocks erased some of their earlier gains. In spite of the turbulence, the S&P 500 Index returned 13.8% for the six months.

Within the index, Health Care and Consumer Discretionary stocks were some of the better performers, while Materials and Information Technology stocks underperformed by comparison. In addition, stocks in the Telecommunication Services, Consumer Staples, and Utilities sectors generally performed well during much of the six months. However, in May and June, dividend-paying stocks in these three sectors underperformed as bond yields rose sharply.

 Asset Class Performance Comparison % returns during the six months ended 6/30/2013

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

13.82%	S&P 500® Index: measures U.S. large-cap stocks

15.86%	Russell 2000® Index: measures U.S. small-cap stocks

4.47%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

−2.44%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab S&P 500 Index Portfolio 1

Portfolio Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Mr. Juwono replaced Larry Mano as co-manager of the portfolio during the reporting period.

Ron Toll, Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. Mr. Toll has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1998. His previous roles include serving as a manager in Portfolio Operations, and as a manager in Portfolio Operations and Analytics.

2 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

Performance and Fund Facts as of 06/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/01/96)	13.64%	20.29%	6.91%	7.14%
S&P 500® Index	13.82%	20.60%	7.01%	7.30%
Fund Category: Morningstar Large-Cap Blend	13.26%	20.83%	5.83%	6.85%

Portfolio Expense Ratios3: Net 0.28%; Gross 0.29%

 Statistics

Number of Holdings	501
Weighted Average Market Cap ($ x 1,000,000)	$104,012
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[4]	0%

 Sector Weightings % of Investments

Information Technology	17.5%
Financials	16.3%
Health Care	12.4%
Consumer Discretionary	12.0%
Energy	10.3%
Consumer Staples	10.3%
Industrials	10.0%
Utlilities	3.2%
Materials	3.2%
Telecommunication Services	2.8%
Other	2.0%
Total	100.0%

 Top Equity Holdings % of Net Assets5

Exxon Mobil Corp.	2.8%
Apple, Inc.	2.5%
Microsoft Corp.	1.8%
Johnson & Johnson	1.7%
General Electric Co.	1.6%
Google, Inc., Class A	1.6%
Chevron Corp.	1.6%
The Procter & Gamble Co.	1.4%
Berkshire Hathaway, Inc., Class B	1.4%
Wells Fargo & Co.	1.4%
Total	17.8%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/15. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized. Less than 1%.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio 3

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your portfolio or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab S&P 500 Index Portfolio
Actual Return	0.25%	$1,000.00	$1,136.40	$1.32
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.55	$1.25

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

4 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–	1/1/11–	1/1/10–	1/1/09–	1/1/08–
	6/30/13*		12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	20.82		18.30	18.27	16.24	13.18	21.37

Income (loss) from investment operations:
Net investment income (loss)	0.20		0.41	0.34	0.38	0.31	0.37
Net realized and unrealized gains (losses)	2.64		2.45	0.02 [1]	2.00	3.14	(8.18)

Total from investment operations	2.84		2.86	0.36	2.38	3.45	(7.81)
Less distributions:
Distributions from net investment income	(0.40)		(0.34)	(0.33)	(0.35)	(0.39)	(0.38)

Net asset value at end of period	23.26		20.82	18.30	18.27	16.24	13.18

Total return (%)	13.64	[2]	15.74	1.89	14.68	26.18	(36.56)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25	[3]	0.28	0.27	0.28	0.28	0.26
Gross operating expenses	0.26	[3]	0.29	0.28	0.30	0.30	0.26
Net investment income (loss)	1.86	[3]	2.03	1.82	1.79	2.10	2.10
Portfolio turnover rate	0	[2,4]	4	4	3	4	3
Net assets, end of period ($ x 1,000,000)	162		139	122	123	127	105

* Unaudited.
1 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
2 Not annualized.
3 Annualized.
4 Less than 1%.

See financial notes 5

 Schwab S&P 500 Index Portfolio

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.1%	Common Stock	87,500,283	158,937,225
1.9%	Short-Term Investments	3,065,880	3,065,887

100.0%	Total Investments	90,566,163	162,003,112
0.1%	Collateral Invested for Securities on Loan	188,969	188,969
(0.1%)	Other Assets and Liabilities, Net		(217,937)

100.0%	Net Assets		161,974,144

	Number	Value
Security	of Shares	($)

Common Stock 98.1% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc. *	1,400	120,610
Delphi Automotive plc	3,200	162,208
Ford Motor Co.	43,712	676,225
General Motors Co. *	8,600	286,466
Harley-Davidson, Inc.	2,456	134,638
Johnson Controls, Inc.	7,500	268,425
The Goodyear Tire & Rubber Co. *	2,600	39,754

		1,688,326

Banks 3.0%
BB&T Corp.	7,720	261,554
Comerica, Inc.	2,130	84,838
Fifth Third Bancorp	9,805	176,980
Hudson City Bancorp, Inc.	5,100	46,716
Huntington Bancshares, Inc.	9,356	73,725
KeyCorp	10,300	113,712
M&T Bank Corp.	1,371	153,209
People’s United Financial, Inc.	3,700	55,130
PNC Financial Services Group, Inc.	5,811	423,738
Regions Financial Corp.	15,227	145,113
SunTrust Banks, Inc.	6,300	198,891
U.S. Bancorp	20,499	741,039
Wells Fargo & Co.	54,758	2,259,863
Zions Bancorp	2,008	57,991

		4,792,499

Capital Goods 7.6%
3M Co.	7,030	768,731
Caterpillar, Inc.	7,280	600,527
Cummins, Inc.	2,000	216,920
Danaher Corp.	6,552	414,742
Deere & Co.	4,240	344,500
Dover Corp.	2,000	155,320
Eaton Corp. plc	5,274	347,082
Emerson Electric Co.	8,160	445,046
Fastenal Co.	3,152	144,519
Flowserve Corp.	1,500	81,015
Fluor Corp.	1,900	112,689
General Dynamics Corp.	3,610	282,771
General Electric Co.	114,868	2,663,789
Honeywell International, Inc.	8,737	693,194
Illinois Tool Works, Inc.	4,644	321,226
Ingersoll-Rand plc	3,100	172,112
Jacobs Engineering Group, Inc. *	1,400	77,182
Joy Global, Inc.	1,100	53,383
L-3 Communications Holdings, Inc.	900	77,166
Lockheed Martin Corp.	2,930	317,788
Masco Corp.	3,910	76,206
Northrop Grumman Corp.	2,554	211,471
PACCAR, Inc.	3,894	208,952
Pall Corp.	1,200	79,716
Parker Hannifin Corp.	1,635	155,979
Pentair Ltd.	2,199	126,860
Precision Castparts Corp.	1,600	361,616
Quanta Services, Inc. *	2,300	60,858
Raytheon Co.	3,610	238,693
Rockwell Automation, Inc.	1,490	123,879
Rockwell Collins, Inc.	1,600	101,456
Roper Industries, Inc.	1,100	136,642
Snap-on, Inc.	600	53,628
Stanley Black & Decker, Inc.	1,823	140,918
Textron, Inc.	3,000	78,150
The Boeing Co.	7,596	778,134
United Technologies Corp.	9,430	876,424
W.W. Grainger, Inc.	700	176,526
Xylem, Inc.	2,000	53,880

		12,329,690

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	1,100	47,036
Cintas Corp.	1,157	52,690
Equifax, Inc.	1,300	76,609
Iron Mountain, Inc.	2,133	56,759
Pitney Bowes, Inc. (b)	2,300	33,764
Republic Services, Inc.	3,236	109,830
Robert Half International, Inc.	1,550	51,506
Stericycle, Inc. *	900	99,387
The ADT Corp. *	2,500	99,625
The Dun & Bradstreet Corp.	500	48,725
Tyco International Ltd.	5,000	164,750
Waste Management, Inc.	4,727	190,640

		1,031,321

Consumer Durables & Apparel 1.2%
Coach, Inc.	3,100	176,979
D.R. Horton, Inc.	3,000	63,840
Fossil Group, Inc. *	600	61,986
Garmin Ltd. (b)	1,100	39,776
Harman International Industries, Inc.	800	43,360

6 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hasbro, Inc.	1,275	57,158
Leggett & Platt, Inc.	1,600	49,744
Lennar Corp., Class A	1,800	64,872
Mattel, Inc.	3,700	167,647
Newell Rubbermaid, Inc.	3,124	82,005
NIKE, Inc., Class B	8,140	518,355
PulteGroup, Inc. *	3,665	69,525
PVH Corp.	900	112,545
Ralph Lauren Corp.	700	121,618
VF Corp.	1,010	194,991
Whirlpool Corp.	833	95,262

		1,919,663

Consumer Services 1.8%
Carnival Corp.	4,822	165,346
Chipotle Mexican Grill, Inc. *	342	124,608
Darden Restaurants, Inc.	1,390	70,167
H&R Block, Inc.	3,000	83,250
International Game Technology	2,900	48,459
Marriott International, Inc., Class A	2,657	107,263
McDonald’s Corp.	11,110	1,099,890
Starbucks Corp.	8,420	551,426
Starwood Hotels & Resorts Worldwide, Inc.	2,140	135,227
Wyndham Worldwide Corp.	1,580	90,423
Wynn Resorts Ltd.	900	115,200
Yum! Brands, Inc.	5,000	346,700

		2,937,959

Diversified Financials 7.0%
American Express Co.	10,580	790,961
Ameriprise Financial, Inc.	2,278	184,245
Bank of America Corp.	119,767	1,540,204
BlackRock, Inc.	1,350	346,747
Capital One Financial Corp.	6,480	407,009
Citigroup, Inc.	33,789	1,620,858
CME Group, Inc.	3,500	265,930
Discover Financial Services	5,490	261,544
E*TRADE Financial Corp. *	3,916	49,576
Franklin Resources, Inc.	1,500	204,030
IntercontinentalExchange, Inc. *	800	142,208
Invesco Ltd.	4,900	155,820
JPMorgan Chase & Co.	42,021	2,218,289
Legg Mason, Inc.	1,400	43,414
Leucadia National Corp.	3,200	83,904
McGraw Hill Financial, Inc.	3,030	161,166
Moody’s Corp.	2,080	126,734
Morgan Stanley	15,080	368,404
Northern Trust Corp.	2,470	143,013
NYSE Euronext	2,700	111,780
SLM Corp.	5,100	116,586
State Street Corp.	5,100	332,571
T. Rowe Price Group, Inc.	3,000	219,450
The Bank of New York Mellon Corp.	12,777	358,395
The Charles Schwab Corp. (a)	12,006	254,887
The Goldman Sachs Group, Inc.	4,767	721,009
The NASDAQ OMX Group, Inc.	1,400	45,906

		11,274,640

Energy 10.3%
Anadarko Petroleum Corp.	5,694	489,285
Apache Corp.	4,408	369,523
Baker Hughes, Inc.	4,821	222,393
Cabot Oil & Gas Corp.	2,300	163,346
Cameron International Corp. *	2,900	177,364
Chesapeake Energy Corp.	5,600	114,128
Chevron Corp.	21,516	2,546,203
ConocoPhillips	13,552	819,896
CONSOL Energy, Inc.	2,500	67,750
Denbury Resources, Inc. *	4,300	74,476
Devon Energy Corp.	4,363	226,352
Diamond Offshore Drilling, Inc.	800	55,032
Ensco plc, Class A	2,500	145,300
EOG Resources, Inc.	3,014	396,884
EQT Corp.	1,600	126,992
Exxon Mobil Corp.	49,376	4,461,122
FMC Technologies, Inc. *	2,600	144,768
Halliburton Co.	10,320	430,550
Helmerich & Payne, Inc.	1,100	68,695
Hess Corp.	3,410	226,731
Kinder Morgan, Inc.	6,908	263,540
Marathon Oil Corp.	7,864	271,937
Marathon Petroleum Corp.	3,632	258,090
Murphy Oil Corp.	1,932	117,640
Nabors Industries Ltd.	3,200	48,992
National Oilwell Varco, Inc.	4,786	329,755
Newfield Exploration Co. *	1,400	33,446
Noble Corp.	2,700	101,466
Noble Energy, Inc.	4,000	240,160
Occidental Petroleum Corp.	9,000	803,070
Peabody Energy Corp.	2,800	40,992
Phillips 66	6,976	410,956
Pioneer Natural Resources Co.	1,500	217,125
QEP Resources, Inc.	1,900	52,782
Range Resources Corp.	1,900	146,908
Rowan Cos. plc, Class A *	1,300	44,291
Schlumberger Ltd.	14,781	1,059,207
Southwestern Energy Co. *	3,900	142,467
Spectra Energy Corp.	7,481	257,795
Tesoro Corp.	1,500	78,480
The Williams Cos., Inc.	7,600	246,772
Valero Energy Corp.	6,160	214,183
WPX Energy, Inc. *	2,100	39,774

		16,746,618

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	4,900	541,793
CVS Caremark Corp.	13,535	773,931
Safeway, Inc.	2,540	60,096
Sysco Corp.	6,600	225,456
The Kroger Co.	6,040	208,622
Wal-Mart Stores, Inc.	18,210	1,356,463
Walgreen Co.	9,545	421,889
Whole Foods Market, Inc.	3,800	195,624

		3,783,874

Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	22,264	779,017

See financial notes 7

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Archer-Daniels-Midland Co.	7,200	244,152
Beam, Inc.	1,907	120,351
Brown-Forman Corp., Class B	1,620	109,431
Campbell Soup Co.	2,000	89,580
Coca-Cola Enterprises, Inc.	3,000	105,480
ConAgra Foods, Inc.	4,670	163,123
Constellation Brands, Inc., Class A *	1,700	88,604
Dr Pepper Snapple Group, Inc.	2,300	105,639
General Mills, Inc.	7,058	342,525
Hormel Foods Corp.	1,400	54,012
Kellogg Co.	2,800	179,844
Kraft Foods Group, Inc.	6,663	372,262
Lorillard, Inc.	4,308	188,173
McCormick & Co., Inc. - Non Voting Shares	1,500	105,540
Mead Johnson Nutrition Co.	2,200	174,306
Molson Coors Brewing Co., Class B	1,678	80,309
Mondelez International, Inc., Class A	19,790	564,609
Monster Beverage Corp. *	1,700	103,309
PepsiCo, Inc.	17,148	1,402,535
Philip Morris International, Inc.	18,144	1,571,633
Reynolds American, Inc.	3,512	169,875
The Coca-Cola Co.	42,504	1,704,836
The Hershey Co.	1,644	146,776
The JM Smucker Co.	1,146	118,210
Tyson Foods, Inc., Class A	3,186	81,817

		9,165,948

Health Care Equipment & Services 4.2%
Abbott Laboratories	17,155	598,366
Aetna, Inc.	4,282	272,078
AmerisourceBergen Corp.	2,460	137,342
Baxter International, Inc.	6,050	419,083
Becton, Dickinson & Co.	2,200	217,426
Boston Scientific Corp. *	14,390	133,395
C.R. Bard, Inc.	820	89,118
Cardinal Health, Inc.	3,734	176,245
CareFusion Corp. *	2,417	89,066
Cerner Corp. *	1,600	153,744
CIGNA Corp.	3,280	237,767
Covidien plc	5,200	326,768
DaVita HealthCare Partners, Inc. *	900	108,720
DENTSPLY International, Inc.	1,600	65,536
Edwards Lifesciences Corp. *	1,200	80,640
Express Scripts Holding Co. *	9,037	557,493
Humana, Inc.	1,800	151,884
Intuitive Surgical, Inc. *	436	220,869
Laboratory Corp. of America Holdings *	1,104	110,510
McKesson Corp.	2,516	288,082
Medtronic, Inc.	11,249	578,986
Patterson Cos., Inc.	980	36,848
Quest Diagnostics, Inc.	1,760	106,709
St. Jude Medical, Inc.	3,104	141,636
Stryker Corp.	3,160	204,389
Tenet Healthcare Corp. *	1,125	51,863
UnitedHealth Group, Inc.	11,410	747,127
Varian Medical Systems, Inc. *	1,200	80,940
WellPoint, Inc.	3,436	281,202
Zimmer Holdings, Inc.	1,884	141,187

		6,805,019

Household & Personal Products 2.3%
Avon Products, Inc.	4,616	97,074
Colgate-Palmolive Co.	9,840	563,734
Kimberly-Clark Corp.	4,326	420,228
The Clorox Co.	1,400	116,396
The Estee Lauder Cos., Inc., Class A	2,600	171,002
The Procter & Gamble Co.	30,473	2,346,116

		3,714,550

Insurance 4.3%
ACE Ltd.	3,700	331,076
Aflac, Inc.	5,250	305,130
American International Group, Inc. *	16,371	731,784
Aon plc	3,510	225,868
Assurant, Inc.	800	40,728
Berkshire Hathaway, Inc., Class B *	20,238	2,265,037
Cincinnati Financial Corp.	1,535	70,457
Genworth Financial, Inc., Class A *	5,000	57,050
Lincoln National Corp.	3,062	111,671
Loews Corp.	3,388	150,427
Marsh & McLennan Cos., Inc.	6,100	243,512
MetLife, Inc.	12,207	558,592
Principal Financial Group, Inc.	3,163	118,454
Prudential Financial, Inc.	5,270	384,868
The Allstate Corp.	5,340	256,961
The Chubb Corp.	2,880	243,792
The Hartford Financial Services Group, Inc.	5,030	155,528
The Progressive Corp.	6,080	154,554
The Travelers Cos., Inc.	4,239	338,781
Torchmark Corp.	1,000	65,140
Unum Group	2,976	87,405
XL Group plc	3,300	100,056

		6,996,871

Materials 3.2%
Air Products & Chemicals, Inc.	2,320	212,442
Airgas, Inc.	700	66,822
Alcoa, Inc.	11,472	89,711
Allegheny Technologies, Inc.	1,070	28,152
Ball Corp.	1,800	74,772
Bemis Co., Inc.	1,000	39,140
CF Industries Holdings, Inc.	700	120,050
Cliffs Natural Resources, Inc. (b)	1,500	24,375
E.I. du Pont de Nemours & Co.	10,414	546,735
Eastman Chemical Co.	1,800	126,018
Ecolab, Inc.	3,004	255,911
FMC Corp.	1,500	91,590
Freeport-McMoRan Copper & Gold, Inc.	11,804	325,908
International Flavors & Fragrances, Inc.	900	67,644
International Paper Co.	4,898	217,030

8 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
LyondellBasell Industries N.V., Class A	4,300	284,918
MeadWestvaco Corp.	1,949	66,480
Monsanto Co.	5,950	587,860
Newmont Mining Corp.	5,446	163,108
Nucor Corp.	3,400	147,288
Owens-Illinois, Inc. *	1,700	47,243
PPG Industries, Inc.	1,600	234,256
Praxair, Inc.	3,245	373,694
Sealed Air Corp.	2,528	60,546
Sigma-Aldrich Corp.	1,282	103,022
The Dow Chemical Co.	13,405	431,239
The Mosaic Co.	3,000	161,430
The Sherwin-Williams Co.	933	164,768
United States Steel Corp. (b)	1,500	26,295
Vulcan Materials Co.	1,400	67,774

		5,206,221

Media 3.6%
Cablevision Systems Corp., Class A	2,500	42,050
CBS Corp., Class B - Non Voting Shares	6,180	302,017
Comcast Corp., Class A	29,213	1,223,440
DIRECTV *	6,180	380,812
Discovery Communications, Inc., Class A *	2,800	216,188
Gannett Co., Inc.	2,560	62,618
News Corp., Class A	21,974	716,352
Omnicom Group, Inc.	2,840	178,551
Scripps Networks Interactive, Class A	1,000	66,760
The Interpublic Group of Cos., Inc.	4,997	72,706
The Walt Disney Co.	20,020	1,264,263
The Washington Post Co., Class B	52	25,156
Time Warner Cable, Inc.	3,209	360,948
Time Warner, Inc.	10,374	599,825
Viacom Inc., Class B	4,980	338,889

		5,850,575

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	17,555	725,724
Actavis, Inc. *	1,400	176,708
Agilent Technologies, Inc.	3,767	161,077
Alexion Pharmaceuticals, Inc. *	2,300	212,152
Allergan, Inc.	3,310	278,834
Amgen, Inc.	8,464	835,058
Biogen Idec, Inc. *	2,650	570,280
Bristol-Myers Squibb Co.	18,200	813,358
Celgene Corp. *	4,650	543,631
Eli Lilly & Co.	11,120	546,214
Forest Laboratories, Inc. *	2,470	101,270
Gilead Sciences, Inc. *	16,956	868,317
Hospira, Inc. *	1,800	68,958
Johnson & Johnson	31,238	2,682,095
Life Technologies Corp. *	1,839	136,104
Merck & Co., Inc.	33,529	1,557,422
Mylan, Inc. *	4,191	130,047
PerkinElmer, Inc.	1,200	39,000
Perrigo Co.	1,000	121,000
Pfizer, Inc.	74,096	2,075,429
Regeneron Pharmaceuticals, Inc. *	800	179,904
Thermo Fisher Scientific, Inc.	3,890	329,211
Waters Corp. *	1,000	100,050
Zoetis, Inc. *	5,600	172,984

		13,424,827

Real Estate 2.1%
American Tower Corp.	4,470	327,070
Apartment Investment & Management Co., Class A	1,577	47,373
AvalonBay Communities, Inc.	1,334	179,970
Boston Properties, Inc.	1,716	180,987
CBRE Group, Inc., Class A *	3,600	84,096
Equity Residential	3,500	203,210
HCP, Inc.	4,900	222,656
Health Care REIT, Inc.	3,200	214,496
Host Hotels & Resorts, Inc.	8,260	139,346
Kimco Realty Corp.	4,410	94,506
Plum Creek Timber Co., Inc.	1,760	82,139
Prologis, Inc.	5,532	208,667
Public Storage	1,600	245,328
Simon Property Group, Inc.	3,437	542,771
The Macerich Co.	1,500	91,455
Ventas, Inc.	3,200	222,272
Vornado Realty Trust REIT	1,963	162,635
Weyerhaeuser Co.	6,341	180,655

		3,429,632

Retailing 4.3%
Abercrombie & Fitch Co., Class A	900	40,725
Amazon.com, Inc. *	4,000	1,110,760
AutoNation, Inc. *	500	21,695
AutoZone, Inc. *	400	169,476
Bed Bath & Beyond, Inc. *	2,516	178,384
Best Buy Co., Inc.	3,125	85,406
CarMax, Inc. *	2,500	115,400
Dollar General Corp. *	3,300	166,419
Dollar Tree, Inc. *	2,600	132,184
Expedia, Inc.	1,000	60,150
Family Dollar Stores, Inc.	1,000	62,310
GameStop Corp., Class A	1,500	63,045
Genuine Parts Co.	1,700	132,719
J.C. Penney Co., Inc. (b)*	1,500	25,620
Kohl’s Corp.	2,310	116,678
L Brands, Inc.	2,608	128,444
Lowe’s Cos., Inc.	11,940	488,346
Macy’s, Inc.	4,222	202,656
Netflix, Inc. *	600	126,654
Nordstrom, Inc.	1,550	92,907
O’Reilly Automotive, Inc. *	1,300	146,406
PetSmart, Inc.	1,100	73,689
Priceline.com, Inc. *	565	467,329
Ross Stores, Inc.	2,400	155,544
Staples, Inc.	7,350	116,571
Target Corp.	7,220	497,169
The Gap, Inc.	3,176	132,535
The Home Depot, Inc.	16,365	1,267,797
The TJX Cos., Inc.	8,020	401,481
Tiffany & Co.	1,326	96,586

See financial notes 9

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TripAdvisor, Inc. *	1,300	79,131
Urban Outfitters, Inc. *	1,200	48,264

		7,002,480

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc. *	5,530	22,562
Altera Corp.	3,480	114,805
Analog Devices, Inc.	3,630	163,568
Applied Materials, Inc.	13,070	194,874
Broadcom Corp., Class A	6,055	204,417
First Solar, Inc. *	900	40,257
Intel Corp.	55,221	1,337,453
KLA-Tencor Corp.	1,800	100,314
Lam Research Corp. *	1,712	75,910
Linear Technology Corp.	2,530	93,205
LSI Corp. *	6,510	46,481
Microchip Technology, Inc.	2,100	78,225
Micron Technology, Inc. *	11,400	163,362
NVIDIA Corp.	6,700	94,001
Teradyne, Inc. *	2,100	36,897
Texas Instruments, Inc.	12,360	430,993
Xilinx, Inc.	2,800	110,908

		3,308,232

Software & Services 9.3%
Accenture plc, Class A	7,200	518,112
Adobe Systems, Inc. *	5,600	255,136
Akamai Technologies, Inc. *	2,000	85,100
Autodesk, Inc. *	2,420	82,135
Automatic Data Processing, Inc.	5,413	372,739
BMC Software, Inc. *	1,560	70,418
CA, Inc.	3,644	104,328
Citrix Systems, Inc. *	2,060	124,280
Cognizant Technology Solutions Corp., Class A *	3,400	212,874
Computer Sciences Corp.	1,700	74,409
eBay, Inc. *	12,988	671,739
Electronic Arts, Inc. *	3,558	81,727
Fidelity National Information Services, Inc.	3,200	137,088
Fiserv, Inc. *	1,560	136,360
Google, Inc., Class A *	2,985	2,627,904
International Business Machines Corp.	11,545	2,206,365
Intuit, Inc.	2,996	182,846
MasterCard, Inc., Class A	1,161	666,995
Microsoft Corp.	83,488	2,882,841
Oracle Corp.	40,780	1,252,762
Paychex, Inc.	3,450	125,994
Red Hat, Inc. *	2,100	100,422
SAIC, Inc.	3,100	43,183
Salesforce.com, Inc. *	5,884	224,651
Symantec Corp.	7,641	171,693
Teradata Corp. *	1,800	90,414
The Western Union Co.	6,559	112,224
Total System Services, Inc.	1,800	44,064
VeriSign, Inc. *	1,725	77,039
Visa, Inc., Class A	5,600	1,023,400
Yahoo! Inc. *	11,010	276,461

		15,035,703

Technology Hardware & Equipment 6.1%
Amphenol Corp., Class A	1,700	132,498
Apple, Inc.	10,427	4,129,926
Cisco Systems, Inc.	59,398	1,443,965
Corning, Inc.	16,350	232,661
Dell, Inc.	15,972	213,226
EMC Corp.	23,362	551,810
F5 Networks, Inc. *	800	55,040
FLIR Systems, Inc.	1,500	40,455
Harris Corp.	1,200	59,100
Hewlett-Packard Co.	21,293	528,066
Jabil Circuit, Inc.	2,127	43,348
JDS Uniphase Corp. *	2,519	36,223
Juniper Networks, Inc. *	5,700	110,067
Molex, Inc.	1,600	46,944
Motorola Solutions, Inc.	3,176	183,351
NetApp, Inc. *	3,900	147,342
QUALCOMM, Inc.	19,220	1,173,958
SanDisk Corp. *	2,800	171,080
Seagate Technology plc	3,500	156,905
TE Connectivity Ltd.	4,700	214,038
Western Digital Corp.	2,500	155,225
Xerox Corp.	13,067	118,518

		9,943,746

Telecommunication Services 2.8%
AT&T, Inc.	59,958	2,122,513
CenturyLink, Inc.	6,785	239,850
Crown Castle International Corp. *	3,200	231,648
Frontier Communications Corp. (b)	11,096	44,939
Sprint Nextel Corp. *	32,759	229,968
Verizon Communications, Inc.	31,754	1,598,496
Windstream Corp.	6,235	48,072

		4,515,486

Transportation 1.7%
C.H. Robinson Worldwide, Inc.	1,700	95,727
CSX Corp.	11,560	268,076
Expeditors International of Washington, Inc.	2,300	87,423
FedEx Corp.	3,320	327,286
Kansas City Southern	1,200	127,152
Norfolk Southern Corp.	3,500	254,275
Ryder System, Inc.	600	36,474
Southwest Airlines Co.	7,986	102,940
Union Pacific Corp.	5,180	799,170
United Parcel Service, Inc., Class B	7,805	674,976

		2,773,499

Utilities 3.3%
AGL Resources, Inc.	1,243	53,275
Ameren Corp.	2,600	89,544
American Electric Power Co., Inc.	5,570	249,425
CenterPoint Energy, Inc.	4,550	106,879
CMS Energy Corp.	2,860	77,706
Consolidated Edison, Inc.	3,350	195,338
Dominion Resources, Inc.	6,450	366,489
DTE Energy Co.	2,000	134,020
Duke Energy Corp.	7,863	530,752

10 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Edison International	3,500	168,560
Entergy Corp.	1,927	134,273
Exelon Corp.	9,793	302,408
FirstEnergy Corp.	4,569	170,606
Integrys Energy Group, Inc.	897	52,501
NextEra Energy, Inc.	4,650	378,882
NiSource, Inc.	3,346	95,829
Northeast Utilities	3,400	142,868
NRG Energy, Inc.	3,600	96,120
ONEOK, Inc.	2,200	90,882
Pepco Holdings, Inc.	3,150	63,504
PG&E Corp.	5,000	228,650
Pinnacle West Capital Corp.	1,150	63,791
PPL Corp.	6,610	200,019
Public Service Enterprise Group, Inc.	5,450	177,997
SCANA Corp.	1,600	78,560
Sempra Energy	2,531	206,935
TECO Energy, Inc.	2,140	36,787
The AES Corp.	6,750	80,933
The Southern Co.	9,660	426,296
Wisconsin Energy Corp.	2,500	102,475
Xcel Energy, Inc.	5,559	157,542

		5,259,846

Total Common Stock
(Cost $87,500,283)		158,937,225

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.9% of net assets

Time Deposit 1.7%
Societe Generale
0.03%, 07/01/13	2,815,902	2,815,902

U.S. Treasury Bill 0.2%
U.S. Treasury Bill
0.04%, 09/19/13 (c)(d)	250,000	249,985

Total Short-Term Investments
(Cost $3,065,880)		3,065,887

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund 0.01% (e)	188,969	188,969

Total Collateral Invested for Securities on Loan
(Cost $188,969)		188,969

End of Collateral Invested for Securities on Loan.

At 06/30/13, the tax basis cost of the fund’s investments was $93,729,686 and the unrealized appreciation and depreciation were $74,728,290 and ($6,454,864), respectively, with a net unrealized appreciation of $68,273,426.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $183,402.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 06/30/13.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/20/13	38	3,038,670	(53,836)

See financial notes 11

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013 (see financial note 2(a) for additional information):

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$158,937,225	$—	$—	$158,937,225
Short-Term Investments[1]	—	3,065,887	—	3,065,887

Total	$158,937,225	$3,065,887	$—	$162,003,112

Other Financial Instruments
Collateral Invested for Securities on Loan	$188,969	$—	$—	$188,969

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($53,836)	$—	$—	($53,836)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

12 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments in affiliated issuers, at value (cost $112,900)		$254,887
Investments in unaffiliated issuers, at value (cost $90,453,263) including securities on loan of $183,402	+	161,748,225

Total investments, at value (cost $90,566,163)		162,003,112
Cash		313
Collateral invested for securities on loan		188,969
Receivables:
Investments sold		16,417
Fund shares sold		223,593
Dividends		194,495
Income from securities on loan		200
Interest		7
Prepaid expenses	+	470

Total assets		162,627,576

Liabilities

Collateral held for securities on loan		188,969
Payables:
Investments bought		172,424
Investment adviser and administrator fees		1,960
Fund shares redeemed		229,625
Due to brokers for futures		13,157
Accrued expenses	+	47,297

Total liabilities		653,432

Net Assets

Total assets		162,627,576
Total liabilities	−	653,432

Net assets		$161,974,144

Net Assets by Source
Capital received from investors		99,369,572
Net investment income not yet distributed		1,431,843
Net realized capital losses		(10,237,764)
Net unrealized capital gains		71,410,493

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$161,974,144		6,964,440		$23.26

See financial notes 13

 Schwab S&P 500 Index Portfolio

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Dividends received from affiliated issuer		$1,441
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $554)		1,618,333
Interest		551
Securities on loan	+	2,932

Total investment income		1,623,257

Expenses

Investment adviser and administrator fees		115,397
Portfolio accounting fees		21,616
Professional fees		20,938
Shareholder reports		15,431
Trustees’ fees		12,430
Transfer agent fees		6,822
Index fee		4,963
Custodian fees		4,320
Other expenses	+	380

Total expenses		202,297
Expense reduction by CSIM	−	6,822

Net expenses	−	195,475

Net investment income		1,427,782

Realized and Unrealized Gains (Losses)

Net realized gains on investments		110,143
Net realized gains on futures contracts	+	285,520

Net realized gains		395,663
Net unrealized gains on affiliated issuer		82,481
Net unrealized gains on unaffiliated investments		17,236,680
Net unrealized losses on futures contracts	+	(37,498)

Net unrealized gains	+	17,281,663

Net realized and unrealized gains		17,677,326

Increase in net assets resulting from operations		$19,105,108

14 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$1,427,782	$2,746,586
Net realized gains		395,663	834,947
Net unrealized gains	+	17,281,663	15,460,824

Increase in net assets from operations		19,105,108	19,042,357

Distributions to Shareholders

Distributions from net investment income		($2,746,605)	($2,267,316)

Transactions in Fund Shares

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		624,580	$14,349,584	1,092,678	$22,014,305
Shares reinvested		118,083	2,746,605	115,268	2,267,316
Shares redeemed	+	(475,412)	(10,893,083)	(1,203,225)	(24,129,884)

Net transactions in fund shares		267,251	$6,203,106	4,721	$151,737

Shares Outstanding and Net Assets

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,697,189	$139,412,535	6,692,468	$122,485,757
Total increase	+	267,251	22,561,609	4,721	16,926,778

End of period		6,964,440	$161,974,144	6,697,189	$139,412,535

Net investment income not yet distributed			$1,431,843		$2,750,666

See financial notes 15

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab S&P 500 Index Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2013, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

16

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts: Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until

 17

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of June 30, 2013 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities and the Portfolio Holdings.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance

18

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.

A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Large Cap Risk. Although the S&P 500 Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investment — bonds or mid- or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

 19

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Security Lending Risk. Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $500 million	0.15%
More than $500 million but not exceeding $5 billion	0.09%
More than $5 billion but not exceeding $10 billion	0.08%
Over $10 billion	0.07%

CSIM and its affiliates have agreed with the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”) to 0.28% through April 29, 2015.

The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the fund during the report period:

					Realized	Dividends
Balance of			Balance of	Market	Gain (Loss)	Received
Shares Held	Gross	Gross	Shares Held	Value at	01/01/13 to	01/01/13 to
at 12/31/12	Additions	Sales	at 06/30/13	06/30/13	06/30/13	06/30/13

12,006	—	—	12,006	$254,887	$—	$1,441

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

20

 Schwab S&P 500 Index Portfolio

Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$4,634,199	$534,811

8. Derivatives:

The fund entered into equity index futures contracts (“futures”) during the report period. The fund invested in futures to equitize available cash. The fair value and due to brokers for futures contracts held at June 30, 2013 are presented on the face of the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the fund was $3,193,871 and the month-end average number of contracts held was 41.

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2012, the fund had capital loss carryforwards available to offset future net capital gains before the expiration date as follows:

Expiration Date

December 31, 2013	$2,066,232
December 31, 2014	880,924
December 31, 2015	—
December 31, 2016	2,899,868
December 31, 2017	1,365,160
December 31, 2018	257,470

Total	$7,469,654

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2012, the fund had capital losses deferred of $14,512 and capital losses utilized of $894,928.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 21

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab S&P 500 Index Portfolio (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as

22

compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 23

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

24

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

 25

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Schwab Money Market Portfoliotm

Semiannual report dated June 30, 2013

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

For the six months ended June 30, 2013, yields on money market securities generally declined from already low levels. The backdrop for these declines included Federal Reserve policies aimed at holding down short- and long-term interest rates in an effort to stimulate U.S. economic growth.

These policies seemed to help the U.S. economy, with the housing market in particular showing signs of improvement. Meanwhile, the euro zone’s sovereign debt crisis appeared to become less of a concern. Amid the healthier overall climate, the Fed announced plans to potentially begin reducing some of its stimulative policies, generally pushing bond yields higher and bond prices lower in May and June.

In other industry matters, the SEC proposed rules in June that could fundamentally change the way that money market funds operate. At this time, despite the issuance of proposed rules, the adoption and implementation of money market regulatory reform remains vague and is subject to a lengthy rule-making and implementation process. The SEC continues to evaluate money market fund rules and may propose additional changes.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Money Market Portfoliotm 1

Portfolio Management

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the portfolio. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

2 Schwab Money Market Portfoliotm

Schwab Money Market Portfolio

The Schwab Money Market Portfolio (the portfolio) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the portfolio invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the portfolio’s prospectus.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the portfolio maintain a positive net yield, the portfolio’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the report period.* For more information about the portfolio’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone appeared to stabilize during the six months, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and other areas of the economy showing signs of improvement. As a result, the Fed announced that it may potentially begin winding down some of its stimulative policies at some point in the future.

In this environment, the supply of money market securities that the portfolio typically buys generally declined. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, unexpectedly strong cash inflows from taxes helped to reduce the government’s need to issue U.S. Treasury bills during the second quarter. These factors, combined with strong demand, led to lower yields for many types of taxable money market securities.

Positioning and Strategies. The portfolio’s investment adviser focused on stability of capital and ensured robust liquidity amid the evolving market backdrop, carefully managing the portfolio’s diversification requirements. With yields on overnight repurchase agreements declining, the investment adviser reduced the portfolio’s holdings of these securities and strategically added Treasury securities with longer maturities in an effort to enhance the portfolio’s yield. Reflecting these strategies, the portfolio’s weighted average maturity rose from 42 days at the start of the period, to 52 days by the end of the period.

As of 6/30/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	6.7%
8-30 Days	48.8%
31-60 Days	8.8%
61-90 Days	12.8%
91-180 Days	20.9%
More than 180 Days	2.0%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	52 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Government Agency Debt	78.1%
Repurchase Agreement
Treasury	4.3%
Treasury Debt	17.6%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The portfolio may use different ratings provided by other rating agencies for purposes of determining compliance with the portfolio’s investment policies. The portfolio itself has not been rated by an independent credit rating agency.

Schwab Money Market Portfolio 3

 Schwab Money Market Portfoliotm

Performance and Fund Facts as of 6/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields1,2

The seven-day yield is the income generated by the portfolio’s holdings minus the portfolio’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Portfolio

Seven-Day Yield	0.01%

Seven-Day Effective Yield	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	The investment adviser and its affiliates have voluntarily waived expenses to maintain a positive net yield for the portfolio (voluntary yield waiver). Without the voluntary yield waiver, the portfolio’s yield would have been lower. The voluntary yield waiver added 0.42% to the seven-day yield. Please see Financial Note 4 for additional details.

4 Schwab Money Market Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your portfolio or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab Money Market Portfoliotm
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Money Market Portfoliotm 5

Schwab Money Market Portfolio™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–	1/1/09–		1/1/08–
	6/30/13*		12/31/12		12/31/11		12/31/10	12/31/09		12/31/08

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00	1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00 [1]	0.00	[1]	0.02
Net realized and unrealized gains (losses)	0.00	[1,2]	0.00	[1]	(0.00)[1]		(0.00)[1]	0.00	[1]	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00 [1]	0.00	[1]	0.02
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]	(0.00)[1]		(0.02)
Distributions from net realized gains	—		—		—		(0.00)[1]	—		—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]	(0.00)[1]		(0.02)

Net asset value at end of period	1.00		1.00		1.00		1.00	1.00		1.00

Total return (%)	0.01	[3]	0.01		0.01		0.05	0.10		2.12

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[4,5]	0.12	[5]	0.10	[5]	0.18 [5]	0.34	[5,6]	0.42
Gross operating expenses	0.49	[4]	0.49		0.45		0.46	0.47		0.42
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01	0.12		2.06
Net assets, end of period ($ x 1,000,000)	125		116		144		149	163		268

* Unaudited.
1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate of $45,600. (See financial note 4)
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of net operating expenses would have been 0.31% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

6 See financial notes

 Schwab Money Market Portfolio

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

84.8%	Fixed-Rate Obligations	105,549,942	105,549,942
11.2%	Variable-Rate Obligations	14,003,177	14,003,177
0.0%	Other Investment Company	45,600	45,600
4.3%	Repurchase Agreements	5,341,172	5,341,172

100.3%	Total Investments	124,939,891	124,939,891
(0.3%)	Other Assets and Liabilities, Net		(426,150)

100.0%	Net Assets		124,513,741

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 84.8% of net assets

Government Agency Debt 67.1%
Fannie Mae		0.05%		07/25/13	7,000,000	6,999,790
		0.05%		07/31/13	6,000,000	5,999,750
		0.08%		09/04/13	4,000,000	3,999,458
		4.63%		10/15/13	5,000,000	5,065,068

Farm Credit System		0.19%		09/25/13	3,500,000	3,499,979
Federal Home Loan Bank		0.05%		07/09/13	9,000,000	8,999,900
		0.07%		07/12/13	3,300,000	3,299,929
		0.05%		07/24/13	5,200,000	5,199,834
		0.06%		07/24/13	5,500,000	5,499,807
		0.12%		07/24/13	3,000,000	2,999,990
		0.07%		08/07/13	5,000,000	4,999,640
		0.09%		09/06/13	6,000,000	5,998,995
		0.09%		10/18/13	5,000,000	4,998,638
		0.10%		11/22/13	1,900,000	1,899,240
		3.13%		12/13/13	3,000,000	3,039,800
		0.11%		01/02/14	2,500,000	2,498,587

Freddie Mac		0.12%		09/10/13	2,500,000	2,499,408
		0.09%		10/21/13	3,000,000	2,999,160
		4.88%		11/15/13	3,000,000	3,052,591

						83,549,564

Treasury Debt 17.7%
United States Treasury Department		0.00%		07/11/13	5,000,000	4,999,996
		0.02%		07/25/13	12,000,000	11,999,840
		0.13%		09/30/13	5,000,000	5,000,542

						22,000,378

Total Fixed-Rate Obligations
(Cost $105,549,942)						105,549,942

See financial notes 7

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 11.2% of net assets

Government Agency Debt 11.2%
Fannie Mae		0.17%	07/20/13	06/20/14	2,000,000	2,000,405
Farm Credit System		0.22%	07/01/13	07/10/13	3,000,000	3,000,056
		0.19%	07/15/13	01/15/14	9,000,000	9,002,716

Total Variable-Rate Obligations
(Cost $14,003,177)						14,003,177

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	(a)	0.00%	n/a	n/a	45,600	45,600

Total Other Investment Company
(Cost $45,600)						45,600

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 4.3% of net assets

Treasury Repurchase Agreement 4.3%
Credit Suisse Securities (USA), LLC
Issued 06/28/13, repurchase date 07/01/13 (Collateralized by U.S. Treasury Securities valued at $5,451,347, 2.50%, due 03/31/15)		0.10%		07/01/13	5,341,217	5,341,172

Total Repurchase Agreements
(Cost $5,341,172)						5,341,172

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $124,939,891.

(a)	The rate shown is the 7-day yield.

At June 30, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

8 See financial notes

 Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments, at cost and value (Note 2a)		$124,939,891
Receivables:
Fund shares sold		300,618
Interest		79,436
Prepaid expenses	+	348

Total assets		125,320,293

Liabilities

Payables:
Fund shares redeemed		788,595
Distributions to shareholders		438
Accrued expenses	+	17,519

Total liabilities		806,552

Net Assets

Total assets		125,320,293
Total liabilities	−	806,552

Net assets		$124,513,741

Net Assets by Source
Capital received from investors		124,468,537
Net realized capital gains		45,204

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$124,513,741		124,515,362		$1.00

See financial notes 9

 Schwab Money Market Portfolio

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Interest		$63,598

Expenses

Investment adviser and administrator fees		204,044
Portfolio accounting fees		28,806
Professional fees		18,312
Shareholder reports		12,978
Trustees’ fees		10,843
Transfer agent fees		5,579
Custodian fees		4,552
Interest expense		5
Other expenses	+	1,476

Total expenses		286,595
Expense reduction by CSIM and its affiliates	−	228,834

Net expenses	−	57,761

Net investment income		5,837

Realized Gains (Losses)

Net realized gains on investments		684
Payment from affiliate (See financial note 4)	+	45,600

Net realized gains		46,284

Increase in net assets resulting from operations		$52,121

10 See financial notes

 Schwab Money Market Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income		$5,837	$13,095
Net realized gains	+	46,284	19

Increase in net assets from operations		52,121	13,114

Distributions to Shareholders

Distributions from net investment income		($5,837)	($13,095)

Transactions in Fund Shares*

Shares sold		64,339,334	94,568,109
Shares reinvested		5,393	13,098
Shares redeemed	+	(56,215,903)	(122,484,123)

Net transactions in fund shares		8,128,824	(27,902,916)

Net Assets

Beginning of period		116,338,633	144,241,530
Total increase or decrease	+	8,175,108	(27,902,897)

End of period		$124,513,741	$116,338,633

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 11

 Schwab Money Market Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Money Market Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2013, 99% of the fund’s shares were held through two insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

12

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of June 30, 2013, the fund had investments in repurchase agreements with a gross value of $5,341,172 in the Portfolio Holdings. This amount is also included in the Statement of Assets and Liabilities as “Investment, at cost and value”. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

 13

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

14

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a fund investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a fund investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a fund investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single fund investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to shares of the fund itself.

Credit Enhancement and Liquidity Support Risk. The fund may invest in securities with credit and/or liquidity supports provided by a bank, bond insurance provider, or other financial institution. Adverse developments affecting a particular credit or liquidity support provider, or more generally, banks and financial institutions, could therefore have a negative effect on the value of the fund’s holdings. To the extent that a portion of the fund’s underlying investments are supported by the same bank or financial institution, these risks may be increased.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that

 15

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement (“expense limitation”) with the fund to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses to 0.50% through April 29, 2015, which may only be amended or terminated with the approval of the Board.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense

16

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2013, the balance of recoupable expenses is as follows:

Expiration Date
December 31, 2013	December 31, 2014	December 31, 2015	December 31, 2016	Total

$426,637	$495,734	$464,329	$223,255	$1,609,955

As of December 31, 2012, the fund had recoupable expenses expire in the amount of $267,054.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

On February 22, 2013, The Charles Schwab Corporation made a payment of $45,600 to Schwab Money Market Portfolio to cover the net remaining losses incurred on certain investments. This payment represented 0.04% of the fund’s net assets on that date.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the fund had capital loss carryforwards of $1,060 available to offset future net capital gains before the expiration date of December 31, 2018 and $20 with no expiration*.

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which increases the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2012, the fund had no capital losses deferred and had $19 capital losses utilized.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related

 17

 Schwab Money Market Portfolio

Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):

to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

8. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

18

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Money Market Portfolio (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as

 19

compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

20

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

 21

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

22

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Schwab MarketTrack Growth Portfolio IItm

Semiannual report dated June 30, 2013

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

For the six months ended June 30, 2013, stocks in U.S. and developed international markets generated solid returns, while bond returns were generally negative. Money market securities continued to help preserve investor capital.

Stocks in U.S. and developed international markets performed well, outperforming stocks in emerging markets. Low interest rates provided a supportive backdrop for equities, as the Federal Reserve, Bank of Japan, and many central banks around the world attempted to stimulate economic growth by keeping interest rates low. Among emerging markets, economic growth generally slowed, reducing equity returns. Reflecting this environment, the Dow Jones U.S. Total Stock Market Index returned 14.2% for the six months, while the MSCI EAFE Index (net)—broadly reflecting developed stock markets outside the U.S.—returned 4.1%, and the MSCI Emerging Markets Index (net) returned −9.6%. The depreciation of many world currencies versus the U.S. dollar played a role in these performances, reducing the returns of overseas investments in U.S. dollar terms.

U.S. bonds outperformed international bonds, while both generally produced negative returns. With the U.S. economic outlook improving overall, and the euro zone’s sovereign debt crisis seeming less of a concern, the Fed announced plans to potentially begin reducing some of its stimulative policies. In response, bond yields rose sharply and bond prices fell. Amid this backdrop, the Barclays U.S. Aggregate Bond index returned −2.4%, while the Citigroup Non-U.S. Dollar World Government Bond Index returned −7.1%, as many foreign currencies depreciated versus the U.S. dollar.

Money market securities faced another period of low yields that largely reflected the Fed’s stance on interest rates.

 Asset Class Performance Comparison % returns during the six months ended 6/30/2013

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

13.82%	S&P 500® Index: measures U.S. large-cap stocks

15.86%	Russell 2000® Index: measures U.S. small-cap stocks

4.47%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

−2.44%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab MarketTrack Growth Portfolio II 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. She was appointed portfolio manager in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio II

Performance and Fund Facts as of 06/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and inception Date	6 Months	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Porfolio IItm (11/01/96)	8.65%	15.87%	5.37%	6.91%
Growth Composite Index[3]	8.84%	16.29%	5.47%	7.40%
S&P 500® Index	13.82%	20.60%	7.01%	7.30%
Barclays U.S. Aggregate Bond Index	-2.44%	-0.69%	5.19%	4.52%
Fund Category: Morningstar Aggressive Allocation	7.20%	14.96%	4.25%	6.38%

Portfolio Expense Ratios4: Net 0.68%; Gross 1.01%

 Statistics

Number of Holdings	8
Portfolio Turnover Rate[5]	6%

 Asset Class Weightings % of Investments6

Equity Funds – Large-Cap	40.8%
Equity Funds – Small-Cap	20.1%
Equity Funds – International	19.6%
Fixed-Income Funds – Intermediate-Term Bond	14.6%
Short-Term Investments	3.0%
Money Market Funds	1.9%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab S&P 500 Index Fund	30.6%
Schwab Small-Cap Index Fund	20.2%
Schwab International Index Fund	19.6%
Schwab Total Bond Market Fund	14.6%
Schwab 1000 Index Fund	10.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.8%
Total	97.0%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.18%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/15. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The portfolio invests mainly in other Schwab Funds and/or Laudus Funds.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab MarketTrack Growth Portfolio II 3

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your portfolio or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab MarketTrack Growth Portfolio IItm
Actual Return	0.50%	$1,000.00	$1,086.50	$2.59
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

4 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio II™

Financial Statements

Financial Highlights

	1/1/13–	1/1/12–	1/1/11–	1/1/10–	1/1/09–	1/1/08–
	6/30/13*	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	16.04	14.50	14.89	13.40	11.09	17.76

Income (loss) from investment operations:
Net investment income (loss)	(0.01)[1]	0.29 [1]	0.27 [1]	0.20 [1]	0.25	0.36
Net realized and unrealized gains (losses)	1.39	1.64	(0.40)	1.62	2.41	(5.95)

Total from investment operations	1.38	1.93	(0.13)	1.82	2.66	(5.59)
Less distributions:
Distributions from net investment income	(0.30)	(0.39)	(0.26)	(0.33)	(0.35)	(0.41)
Distributions from net realized gains	(0.15)	—	—	—	—	(0.67)

Total distributions	(0.45)	(0.39)	(0.26)	(0.33)	(0.35)	(1.08)

Net asset value at end of period	16.97	16.04	14.50	14.89	13.40	11.09

Total return (%)	8.65 [2]	13.46	(1.01)	13.62	24.02	(31.35)

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.50 [4]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[3]	0.79 [4]	0.83	0.80	0.77	0.77	0.73
Net investment income (loss)	(0.17)[4]	1.85	1.78	1.41	2.03	2.23
Portfolio turnover rate	6 [2]	8	20	22	12	14
Net assets, end of period ($ x 1,000,000)	30	28	28	29	36	30

* Unaudited.
1 Calculated based on the average shares outstanding during the period.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

See financial notes 5

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Other Investment Companies	21,227,878	28,703,419
3.1%	Short-Term Investments	922,257	922,257

100.1%	Total Investments	22,150,135	29,625,676
(0.1%)	Other Assets and Liabilities, Net		(20,070)

100.0%	Net Assets		29,605,606

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.0% of net assets

Equity Funds 80.6%

International 19.6%
Schwab International Index Fund (a)	334,209	5,795,184

Large-Cap 40.8%
Schwab 1000 Index Fund (a)	69,295	3,030,974
Schwab S&P 500 Index Fund (a)	359,035	9,062,053

		12,093,027

Small-Cap 20.2%
Schwab Small-Cap Index Fund (a)	244,062	5,964,881

		23,853,092

Fixed-Income Fund 14.6%

Intermediate-Term Bond 14.6%
Schwab Total Bond Market Fund (a)	461,949	4,314,605

Money Market Fund 1.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	535,722	535,722

Total Other Investment Companies
(Cost $21,227,878)		28,703,419

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.1% of net assets

Time Deposits 3.1%
ANZ
0.03%, 07/01/13	891,271	891,271
Bank of Tokyo-Mitsubishi UFJ
0.03%, 07/01/13	30,986	30,986

Total Short-Term Investments
(Cost $922,257)		922,257

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $22,883,401 and the unrealized appreciation and depreciation were $6,742,275 and ($0) respectively, with a net unrealized appreciation of $6,742,275.

(a)	Issuer is affiliated with the fund’s adviser.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$28,703,419	$—	$—	$28,703,419
Short-Term Investments[1]	—	922,257	—	922,257

Total	$28,703,419	$922,257	$—	$29,625,676

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

6 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $21,227,878)		$28,703,419
Investments in unaffiliated issuers, (cost $922,257)	+	922,257

Total investments, at value (cost $22,150,135)		29,625,676
Cash		46
Receivables:
Investments sold		80,000
Dividends		7,468
Fund shares sold		5
Interest		2
Prepaid expenses	+	96

Total assets		29,713,293

Liabilities

Payables:
Investments bought		57,515
Investment adviser and administrator fees		453
Fund shares redeemed		15,178
Accrued expenses	+	34,541

Total liabilities		107,687

Net Assets

Total assets		29,713,293
Total liabilities	−	107,687

Net assets		$29,605,606

Net Assets by Source
Capital received from investors		22,717,559
Distributions in excess of net investment income		(24,699)
Net realized capital losses		(562,795)
Net unrealized capital gains		7,475,541

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$29,605,606		1,745,072		$16.97

See financial notes 7

 Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$48,127
Interest	+	138

Total investment income		48,265

Expenses

Investment adviser and administrator fees		64,171
Professional fees		19,137
Shareholder reports		11,213
Portfolio accounting fees		7,603
Transfer agent fees		6,783
Trustees’ fees		5,005
Custodian fees		1,536
Other expenses	+	336

Total expenses		115,784
Expense reduction by CSIM	−	42,862

Net expenses	−	72,922

Net investment loss		(24,657)

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		174,212
Net realized gains on unaffiliated investments	+	72

Net realized gains		174,284
Net unrealized gains on affiliated underlying funds	+	2,232,356

Net realized and unrealized gains		2,406,640

Increase in net assets resulting from operations		$2,381,983

8 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			1/1/12-12/31/12
Net investment income (loss)		($24,657)	$515,528
Net realized gains		174,284	496,473
Net unrealized gains	+	2,232,356	2,510,715

Increase in net assets from operations		2,381,983	3,522,716

Distributions to Shareholders

Distributions from net investment income		(515,495)	(685,811)
Distributions from net realized gains	+	(261,488)	—

Total distributions		($776,983)	($685,811)

Transactions in Fund Shares

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		87,374	$1,496,304	149,314	$2,311,915
Shares reinvested		45,786	776,982	45,599	685,811
Shares redeemed	+	(111,244)	(1,911,352)	(390,683)	(6,020,119)

Net transactions in fund shares		21,916	$361,934	(195,770)	($3,022,393)

Shares Outstanding and Net Assets

		1/1/13-6/30/13		1/1/12-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,723,156	$27,638,672	1,918,926	$27,824,160
Total increase or decrease	+	21,916	1,966,934	(195,770)	(185,488)

End of period		1,745,072	$29,605,606	1,723,156	$27,638,672

(Distributions in excess of net investment income)/Net investment income not yet distributed			($24,699)		$515,453

See financial notes 9

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve its investment objectives and maintain its asset allocation. The fund may also invest directly in equity or fixed income securities, cash equivalents and futures to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2013, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

10

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

 11

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of

12

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Concentration Risk. To the extent that an underlying fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Investment Style Risk. The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.

 13

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Exchange-Traded Funds (ETFs) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. The fund may invest directly in individual securities as well as other mutual funds or ETFs to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $500 million	0.44%
Over $500 million	0.39%

CSIM and its affiliates have agreed with the fund to limit (“expense limitation”) the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.50%, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

14

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of June 30, 2013, the Schwab MarketTrack Growth Portfolio II’s ownership percentages of other related funds’ shares are:

Schwab International Index Fund	0.3%
Schwab 1000 Index Fund	0.1%
Schwab S&P 500 Index Fund	0.1%
Schwab Small-Cap Index Fund	0.3%
Schwab Total Bond Market Fund	0.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.1%.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2013.

						Realized	Distribution
	Balance of			Balance of	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/13 to	01/01/13 to
Underlying Funds	at 12/31/12	Additions	Sales	at 06/30/13	06/30/13	06/30/13	06/30/13

Schwab International Index Fund	334,970	17,103	(17,864)	334,209	$5,795,184	$16,842	$—
Schwab 1000 Index Fund	71,784	3,019	(5,508)	69,295	3,030,974	11,244	—
Schwab S&P 500 Index Fund	374,409	13,431	(28,805)	359,035	9,062,053	51,681	—
Schwab Small-Cap Index Fund	264,427	5,488	(25,853)	244,062	5,964,881	96,209	—
Schwab Total Bond Market Fund	406,453	81,159	(25,663)	461,949	4,314,605	(1,764)	47,953
Schwab Value Advantage Money Fund, Institutional Prime Shares	535,556	166	—	535,722	535,722	—	174

Total					$28,703,419	$174,212	$48,127

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

 15

 Schwab MarketTrack Growth Portfolio II

Financial Notes, unaudited (continued)

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$1,658,917	$2,112,000

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2012, the fund had no capital losses deferred and had $226,528 capital losses utilized.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

16

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab MarketTrack Growth Portfolio II (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June   , 2013. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as

 17

compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

18

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

 19

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

20

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 21

Schwab VIT Balanced Portfolio

Semiannual report dated June 30, 2013

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

For the six months ended June 30, 2013, stocks in U.S. and developed international markets generated solid returns, while bond returns were generally negative. Money market securities continued to help preserve investor capital.

Stocks in U.S. and developed international markets performed well, outperforming stocks in emerging markets. Low interest rates provided a supportive backdrop for equities, as the Federal Reserve, Bank of Japan, and many central banks around the world attempted to stimulate economic growth by keeping interest rates low. Among emerging markets, economic growth generally slowed, reducing equity returns. Reflecting this environment, the Dow Jones U.S. Total Stock Market Index returned 14.2% for the six months, while the MSCI EAFE Index (net)—broadly reflecting developed stock markets outside the U.S.—returned 4.1%, and the MSCI Emerging Markets Index (net) returned −9.6%. The depreciation of many world currencies versus the U.S. dollar played a role in these performances, reducing the returns of overseas investments in U.S. dollar terms.

U.S. bonds outperformed international bonds, while both generally produced negative returns. With the U.S. economic outlook improving overall, and the euro zone’s sovereign debt crisis seeming less of a concern, the Fed announced plans to potentially begin reducing some of its stimulative policies. In response, bond yields rose sharply and bond prices fell. Amid this backdrop, the Barclays U.S. Aggregate Bond index returned −2.4%, while the Citigroup Non-U.S. Dollar World Government Bond Index returned −7.1%, as many foreign currencies depreciated versus the U.S. dollar.

Money market securities faced another period of low yields that largely reflected the Fed’s stance on interest rates.

 Asset Class Performance Comparison % returns during the six months ended 6/30/2013

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

13.82%	S&P 500® Index: measures U.S. large-cap stocks

15.86%	Russell 2000® Index: measures U.S. small-cap stocks

4.47%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

−2.44%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab VIT Balanced Portfolio 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab VIT Balanced Portfolio

Schwab VIT Balanced Portfolio

Performance and Fund Facts as of 06/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and inception Date	6 Months	Since Inception

Portfolio: Schwab VIT Balanced Portfolio (07/25/12)	0.89%	5.93%
VIT Balanced Composite Index[3]	1.55%	6.89%
S&P 500® Index	13.82%	22.61%
Barclays U.S. Aggregate Bond Index	-2.44%	-2.14%
Fund Category: Morningstar Conservative Allocation	1.50%	7.08%

Portfolio Expense Ratios4: Net 0.77%; Gross 4.05%

 Statistics

Number of Holdings	18
Portfolio Turnover Rate[5]	15%

 Asset Class Weightings % of Investments6

Stocks – U.S.	20.9%
Stocks – International	17.3%
Real Assets	8.6%
Fixed Income	35.9%
Money Market Fund	12.1%
Short-Term Investments	5.2%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab U.S. Large-Cap ETF	16.0%
iShares Barclays MBS Bond Fund	12.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares	12.4%
Schwab Intermediate-Term U.S. Treasury ETF	11.1%
Schwab International Equity ETF	10.8%
iShares Barclays Credit Bond Fund	6.2%
Schwab U.S. REIT ETF	6.2%
Schwab Emerging Markets Equity ETF	5.0%
Schwab U.S. Small-Cap ETF	4.2%
Credit Suisse Commodity Return Strategy Fund, Class I	2.6%
Total	87.0%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	The VIT Balanced Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 15% Dow Jones U.S. Large Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 11% FTSE Developed ex-US Index (Net), 2% FTSE Developed Small Cap ex-US Liquid Index (Net), 5% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 3% Dow Jones UBS Commodity Index Total Return, 2% Barclays U.S. TIPS Index, 12% Barclays 3-10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Aggregate: Agencies Index, 6% Barclays U.S. Credit Index, 13% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 2% Barclays Global Treasury ex-U.S. [Capped] Index, 1% Barclays High Yield Bond Very Liquid Index, 15% Barclays U.S. Treasury Bills: 1-3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.19%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The portfolio intends to primarily invest in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, futures and money market investments to achieve its investment objectives.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Balanced Portfolio 3

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your portfolio or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab VIT Balanced Portfolio
Actual Return	0.58%	$1,000.00	$1,008.90	$2.89
Hypothetical 5% Return	0.58%	$1,000.00	$1,021.92	$2.91

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

4 Schwab VIT Balanced Portfolio

Schwab VIT Balanced Portfolio

Financial Statements

Financial Highlights

	1/1/13–		7/25/12[1]–
	6/30/13*		12/31/12

Per-Share Data ($)

Net asset value at beginning of period	10.50		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	[2]	0.08
Net realized and unrealized gains (losses)	0.06	[3]	0.42

Total from investment operations	0.09		0.50
Less distributions:
Distributions from net investment income	(0.01)		—

Net asset value at end of period	10.58		10.50

Total return (%)	0.89	[4]	5.00	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[5]	0.58	[6]	0.58	[6]
Gross operating expenses[5]	1.73	[6]	10.58	[6]
Net investment income (loss)	0.56	[6]	3.94	[6]
Portfolio turnover rate	15	[4]	1	[4]
Net assets, end of period ($ x 1,000,000)	15		2

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 The per share amount does not agree with the change in aggregate gains and losses in investments during the period because of the timing of fund share transactions in relation to fluctuating market values for the investments.
4 Not annualized.
5 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6 Annualized.

See financial notes 5

 Schwab VIT Balanced Portfolio

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

96.9%		Other Investment Companies	14,923,605	14,736,673
5.3%		Short-Term Investments	810,380	810,380

102.2%		Total Investments	15,733,985	15,547,053
(2	.2)%	Other Assets and Liabilities, Net		(330,098)

100.0%		Net Assets		15,216,955

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.9% of net assets

U.S. Stocks 21.3%

Large-Cap 16.0%
Schwab U.S. Large-Cap ETF (a)	63,854	2,438,584

Micro-Cap 1.1%
iShares Russell Microcap Index Fund	2,728	168,372

Small-Cap 4.2%
Schwab U.S. Small-Cap ETF (a)	14,467	636,404

		3,243,360

International Stocks 17.7%

Developed-Market Large-Cap 10.8%
Schwab International Equity ETF (a)	60,519	1,648,538

Developed-Market Small-Cap 1.9%
Schwab International Small-Cap Equity ETF (a)	10,731	289,844

Emerging-Market 5.0%
Schwab Emerging Markets Equity ETF (a)	32,186	751,543

		2,689,925

Real Assets 8.8%

Commodity 2.6%
Credit Suisse Commodity Return Strategy Fund, Class I *	56,718	404,966

Real Estate 6.2%
Schwab U.S. REIT ETF (a)	29,277	939,206

		1,344,172

Fixed Income 36.7%

Agency Bond 2.0%
iShares Barclays Agency Bond Fund	2,727	301,879

Corporate Bond 6.2%
iShares Barclays Credit Bond Fund	8,763	941,584

High Yield Bond 1.1%
SPDR Barclays High Yield Bond ETF	4,253	167,951

Inflation-Protected Bond 1.8%
Schwab U.S. TIPs ETF (a)	5,059	272,225

International Developed-Market Bond 2.0%
SPDR Barclays International Treasury Bond ETF	5,339	300,479

Mortgage-Backed Bond 12.5%
iShares Barclays MBS Bond Fund	18,097	1,904,347

Treasury Bond 11.1%
Schwab Intermediate-Term U.S. Treasury ETF (a)	32,058	1,688,751

		5,577,216

Money Market Fund 12.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,882,000	1,882,000

Total Other Investment Companies
(Cost $14,923,605)		14,736,673

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 5.3% of net assets

Time Deposits 5.3%
ANZ
0.03%, 07/01/13	447,399	447,399
Bank of Tokyo-Mitsubishi UFJ
0.03%, 07/01/13	362,981	362,981

Total Short-Term Investments
(Cost $810,380)		810,380

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $15,743,763 and the unrealized appreciation and depreciation were $105,494 and ($302,204) respectively, with a net unrealized depreciation of ($196,710).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts

6 See financial notes

 Schwab VIT Balanced Portfolio

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$14,736,673	$—	$—	$14,736,673
Short-Term Investments[1]	—	810,380	—	810,380

Total	$14,736,673	$810,380	$—	$15,547,053

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

See financial notes 7

 Schwab VIT Balanced Portfolio

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $10,607,508)		$10,547,095
Investments in unaffiliated issuers, at value (cost $5,126,477)	+	4,999,958

Total investments, at value (cost $15,733,985)		15,547,053
Receivables:
Fund shares sold		325,792
Dividends		109
Due from investment adviser		9
Interest	+	2

Total assets		15,872,965

Liabilities

Payables:
Investments bought		617,349
Distributions to shareholders		325
Fund shares redeemed		25
Accrued expenses	+	38,311

Total liabilities		656,010

Net Assets

Total assets		15,872,965
Total liabilities	−	656,010

Net assets		$15,216,955

Net Assets by Source
Capital received from investors		15,392,444
Net investment income not yet distributed		20,596
Net realized capital losses		(9,153)
Net unrealized capital losses		(186,932)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$15,216,955		1,437,628		$10.58

8 See financial notes

 Schwab VIT Balanced Portfolio

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$27,362
Dividends received from unaffiliated underlying funds		14,554
Interest	+	55

Total investment income		41,971

Expenses

Investment adviser and administrator fees		16,519
Professional fees		17,323
Shareholder reports		11,692
Portfolio accounting fees		7,097
Transfer agent fees		6,378
Trustees’ fees		3,207
Custodian fees		1,291
Other expenses	+	47

Total expenses		63,554
Expense reduction by CSIM	−	42,263

Net expenses	−	21,291

Net investment income		20,680

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(3,361)
Net realized losses on sales of unaffiliated underlying funds	+	(5,703)

Net realized losses		(9,064)
Net unrealized losses on affiliated underlying funds		(84,456)
Net unrealized losses on unaffiliated underlying funds	+	(121,844)

Net unrealized losses	+	(206,300)

Net realized and unrealized losses		(215,364)

Decrease in net assets resulting from operations		($194,684)

See financial notes 9

 Schwab VIT Balanced Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			7/25/12*-12/31/12
Net investment income		$20,680	$18,547
Net realized losses		(9,064)	(89)
Net unrealized gains (losses)	+	(206,300)	19,368

Increase (Decrease) in net assets from operations		(194,684)	37,826

Distributions to Shareholders

Distributions from net investment income		($18,631)	$—

Transactions in Fund Shares

		1/1/13-6/30/13		7/25/12*-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,307,030	$14,091,254	231,403	$2,391,357
Shares reinvested		1,730	18,305	—	—
Shares redeemed	+	(101,721)	(1,100,017)	(814)	(8,455)

Net transactions in fund shares		1,207,039	$13,009,542	230,589	$2,382,902

Shares Outstanding and Net Assets

		1/1/13-6/30/13		7/25/12*-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		230,589	$2,420,728	—	$—
Total increase	+	1,207,039	12,796,227	230,589	2,420,728

End of period		1,437,628	$15,216,955	230,589	$2,420,728

Net investment income not yet distributed			$20,596		$18,547

*	Commencement of operations.

10 See financial notes

 Schwab VIT Balanced Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab VIT Balanced Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated exchange traded funds (“ETFs”), the Schwab ETFs, and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, futures and money market investments to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2013, 98% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

 11

 Schwab VIT Balanced Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

12

 Schwab VIT Balanced Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

 13

 Schwab VIT Balanced Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging markets may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an underlying fund’s investment would be adversely affected.

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

14

 Schwab VIT Balanced Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•	Real Estate Investment Trust (REIT) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences for the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease,

 15

 Schwab VIT Balanced Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations or derivative instruments, principally futures contracts. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund (“expense limitation”) to 0.58%. This agreement may only be amended or terminated with approval of the fund’s Board.

The agreement to limit the fund’s total annual fund operating expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2013, the Schwab VIT Balanced Portfolio’s ownership percentages of other related funds’ shares are less than 1%.

16

 Schwab VIT Balanced Portfolio

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2013.

						Realized	Distribution
	Balance of			Balance of	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/13 to	01/01/13 to
Underlying Funds	at 12/31/12	Additions	Sales	at 06/30/13	06/30/13	06/30/13	06/30/13

Schwab U.S. Large-Cap ETF	10,712	57,371	(4,229)	63,854	$2,438,584	$196	$14,487
Schwab U.S. Small-Cap ETF	2,592	12,895	(1,020)	14,467	636,404	(321)	2,781
Schwab International Equity ETF	10,052	54,552	(4,085)	60,519	1,648,538	(930)	—
Schwab International Small-Cap Equity ETF	1,830	9,610	(709)	10,731	289,844	(129)	—
Schwab Emerging Markets Equity ETF	4,748	29,412	(1,974)	32,186	751,543	(1,764)	—
Schwab U.S. REIT ETF	4,823	26,317	(1,863)	29,277	939,206	187	6,248
Schwab U.S. TIPS ETF	816	4,564	(321)	5,059	272,225	(156)	564
Schwab Intermediate-Term U.S. Treasury ETF	5,203	28,878	(2,023)	32,058	1,688,751	(444)	3,014
Schwab Value Advantage Money Fund, Institutional Prime Shares	302,000	1,890,000	(310,000)	1,882,000	1,882,000	—	268

Total					$10,547,095	($3,361)	$27,362

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$13,758,392	$1,161,221

 17

 Schwab VIT Balanced Portfolio

Financial Notes, unaudited (continued)

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2012, the fund had capital loss carryforwards available to offset future net capital gains before the expiration date as follows:

Expiration Date

No expiration*	$30

Total	$30

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2012, the fund had no capital losses deferred and no capital losses utilized.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

18

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to Schwab VIT Balanced Portfolio (the “Fund’’), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable

 19

mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

20

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

 21

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

22

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Glossary

Barclays Global Treasury ex-U.S. Index An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.

Barclays High Yield Very Liquid Index An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.

Barclays U.S. Aggregate: Agencies Index An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS) Index: Agency Fixed Rate Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones-UBS Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index that is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

24

Schwab VIT Balanced with Growth Portfolio

Semiannual report dated June 30, 2013

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

For the six months ended June 30, 2013, stocks in U.S. and developed international markets generated solid returns, while bond returns were generally negative. Money market securities continued to help preserve investor capital.

Stocks in U.S. and developed international markets performed well, outperforming stocks in emerging markets. Low interest rates provided a supportive backdrop for equities, as the Federal Reserve, Bank of Japan, and many central banks around the world attempted to stimulate economic growth by keeping interest rates low. Among emerging markets, economic growth generally slowed, reducing equity returns. Reflecting this environment, the Dow Jones U.S. Total Stock Market Index returned 14.2% for the six months, while the MSCI EAFE Index (net)—broadly reflecting developed stock markets outside the U.S.—returned 4.1%, and the MSCI Emerging Markets Index (net) returned −9.6%. The depreciation of many world currencies versus the U.S. dollar played a role in these performances, reducing the returns of overseas investments in U.S. dollar terms.

U.S. bonds outperformed international bonds, while both generally produced negative returns. With the U.S. economic outlook improving overall, and the euro zone’s sovereign debt crisis seeming less of a concern, the Fed announced plans to potentially begin reducing some of its stimulative policies. In response, bond yields rose sharply and bond prices fell. Amid this backdrop, the Barclays U.S. Aggregate Bond index returned −2.4%, while the Citigroup Non-U.S. Dollar World Government Bond Index returned −7.1%, as many foreign currencies depreciated versus the U.S. dollar.

Money market securities faced another period of low yields that largely reflected the Fed’s stance on interest rates.

 Asset Class Performance Comparison % returns during the six months ended 6/30/2013

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

13.82%	S&P 500® Index: measures U.S. large-cap stocks

15.86%	Russell 2000® Index: measures U.S. small-cap stocks

4.47%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

−2.44%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab VIT Balanced with Growth Portfolio 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab VIT Balanced with Growth Portfolio

Schwab VIT Balanced with Growth Portfolio

Performance and Fund Facts as of 06/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and inception Date	6 Months	Since Inception

Portfolio: Schwab VIT Balanced with Growth Portfolio (07/25/12)	1.91%	9.15%
VIT Balanced with Growth Composite Index[3]	3.00%	10.61%
S&P 500® Index	13.82%	22.61%
Barclays U.S. Aggregate Bond Index	-2.44%	-2.14%
Fund Category: Morningstar Moderate Allocation	5.92%	13.54%

Portfolio Expense Ratios4: Net 0.74%; Gross 3.63%

 Statistics

Number of Holdings	18
Portfolio Turnover Rate[5]	8%

 Asset Class Weightings % of Investments6

Stocks – U.S.	29.6%
Stocks – International	24.8%
Real Assets	9.4%
Fixed Income	28.0%
Money Market Fund	2.4%
Short-Term Investments	5.8%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab U.S. Large-Cap ETF	22.8%
Schwab International Equity ETF	16.6%
iShares Barclays MBS Bond Fund	10.4%
Schwab Intermediate-Term U.S. Treasury ETF	8.1%
Schwab U.S. REIT ETF	6.1%
Schwab U.S. Small-Cap ETF	6.0%
Schwab Emerging Markets Equity ETF	5.7%
iShares Barclays Credit Bond Fund	4.1%
Credit Suisse Commodity Return Strategy Fund, Class I	3.5%
Schwab International Small-Cap Equity ETF	2.8%
Total	86.1%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	The VIT Balanced with Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 22% Dow Jones U.S. Large Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 17% FTSE Developed ex-US Index (Net), 3% FTSE Developed Small Cap ex-US Liquid Index (Net), 6% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index Total Return, 2% Barclays U.S. TIPS Index, 9% Barclays 3-10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Aggregate: Agencies Index, 4% Barclays U.S. Credit Index, 11% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 1% Barclays Global Treasury ex-U.S. [Capped] Index, 1% Barclays High Yield Bond Very Liquid Index, 5% Barclays U.S. Treasury Bill: 1-3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.16%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The portfolio intends to primarily invest in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, futures and money market investments to achieve its investment objectives.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Balanced with Growth Portfolio 3

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your portfolio or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab VIT Balanced with Growth Portfolio
Actual Return	0.58%	$1,000.00	$1,019.10	$2.90
Hypothetical 5% Return	0.58%	$1,000.00	$1,021.92	$2.91

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

4 Schwab VIT Balanced with Growth Portfolio

Schwab VIT Balanced with Growth Portfolio

Financial Statements

Financial Highlights

	1/1/13–		7/25/12[1]–
	6/30/13*		12/31/12

Per-Share Data ($)

Net asset value at beginning of period	10.71		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	[2]	0.09
Net realized and unrealized gains (losses)	0.17	[3]	0.62

Total from investment operations	0.21		0.71
Less distributions:
Distributions from net investment income	(0.01)		—

Net asset value at end of period	10.91		10.71

Total return (%)	1.91	[4]	7.10	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[5]	0.58	[6]	0.58	[6]
Gross operating expenses[5]	1.19	[6]	16.10	[6]
Net investment income (loss)	0.75	[6]	4.80	[6]
Portfolio turnover rate	8	[4]	1	[4]
Net assets, end of period ($ x 1,000,000)	32		2

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 The per share amount does not agree with the change in aggregate gains and losses in investments during the period because of the timing of fund share transactions in relation to fluctuating market values for the investments.
4 Not annualized.
5 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6 Annualized.

See financial notes 5

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

95.3%		Other Investment Companies	31,523,091	30,953,383
5.8%		Short-Term Investments	1,893,352	1,893,352

101.1%		Total Investments	33,416,443	32,846,735
(1	.1)%	Other Assets and Liabilities, Net		(370,719)

100.0%		Net Assets		32,476,016

	Number	Value
Security	of Shares	($)

Other Investment Companies 95.3% of net assets

U.S. Stocks 29.9%

Large-Cap 22.8%
Schwab U.S. Large-Cap ETF (a)	193,747	7,399,198

Micro-Cap 1.1%
iShares Russell Microcap Index Fund	5,675	350,261

Small-Cap 6.0%
Schwab U.S. Small-Cap ETF (a)	44,799	1,970,708

		9,720,167

International Stocks 25.1%

Developed-Market Large-Cap 16.6%
Schwab International Equity ETF (a)	197,358	5,376,032

Developed-Market Small-Cap 2.8%
Schwab International Small-Cap Equity ETF (a)	33,997	918,259

Emerging-Market 5.7%
Schwab Emerging Markets Equity ETF (a)	79,895	1,865,548

		8,159,839

Real Assets 9.6%

Commodity 3.5%
Credit Suisse Commodity Return Strategy Fund, Class I *	159,571	1,139,339

Real Estate 6.1%
Schwab U.S. REIT ETF (a)	61,452	1,971,380

		3,110,719

Fixed Income 28.3%

Agency Bond 1.9%
iShares Barclays Agency Bond Fund	5,719	633,093

Corporate Bond 4.1%
iShares Barclays Credit Bond Fund	12,487	1,341,728

High Yield Bond 1.1%
SPDR Barclays High Yield Bond ETF	8,808	347,828

Inflation-Protected Bond 1.7%
Schwab U.S. TIPs ETF (a)	10,387	558,925

International Developed-Market Bond 1.0%
SPDR Barclays International Treasury Bond ETF	5,624	316,518

Mortgage-Backed Bond 10.4%
iShares Barclays MBS Bond Fund	32,007	3,368,097

Treasury Bond 8.1%
Schwab Intermediate-Term U.S. Treasury ETF (a)	49,783	2,622,469

		9,188,658

Money Market Fund 2.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	774,000	774,000

Total Other Investment Companies
(Cost $31,523,091)		30,953,383

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 5.8% of net assets

Time Deposits 5.8%
Bank of America
0.03%, 07/01/13	937,500	937,500
Bank of Tokyo-Mitsubishi UFJ
0.03%, 07/01/13	955,852	955,852

Total Short-Term Investments
(Cost $1,893,352)		1,893,352

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $33,429,087 and the unrealized appreciation and depreciation were $168,208 and ($750,560) respectively, with a net unrealized depreciation of ($582,352).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts

6 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$30,953,383	$—	$—	$30,953,383
Short-Term Investments[1]	—	1,893,352	—	1,893,352

Total	$30,953,383	$1,893,352	$—	$32,846,735

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

See financial notes 7

 Schwab VIT Balanced with Growth Portfolio

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $23,794,511)		$23,456,519
Investments in unaffiliated issuers, at value (cost $9,621,932)	+	9,390,216

Total investments, at value (cost $33,416,443)		32,846,735
Receivables:
Fund shares sold		683,677
Dividends		739
Interest	+	4

Total assets		33,531,155

Liabilities

Payables:
Investments bought		1,016,856
Investment adviser and administrator fees		832
Distributions to shareholders		125
Fund shares redeemed		18
Accrued expenses	+	37,308

Total liabilities		1,055,139

Net Assets

Total assets		33,531,155
Total liabilities	−	1,055,139

Net assets		$32,476,016

Net Assets by Source
Capital received from investors		33,010,425
Net investment income not yet distributed		46,688
Net realized capital losses		(11,389)
Net unrealized capital losses		(569,708)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$32,476,016		2,977,235		$10.91

8 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$65,156
Dividends received from unaffiliated underlying funds		18,351
Interest	+	125

Total investment income		83,632

Expenses

Investment adviser and administrator fees		28,400
Professional fees		17,330
Shareholder reports		11,692
Portfolio accounting fees		7,095
Transfer agent fees		6,115
Trustees’ fees		3,230
Custodian fees		1,278
Other expenses	+	53

Total expenses		75,193
Expense reduction by CSIM	−	38,588

Net expenses	−	36,605

Net investment income		47,027

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(7,280)
Net realized losses on sales of unaffiliated underlying funds	+	(4,408)

Net realized losses		(11,688)
Net unrealized losses on affiliated underlying funds		(364,934)
Net unrealized losses on unaffiliated underlying funds	+	(229,284)

Net unrealized losses	+	(594,218)

Net realized and unrealized losses		(605,906)

Decrease in net assets resulting from operations		($558,879)

See financial notes 9

 Schwab VIT Balanced with Growth Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			7/25/12*-12/31/12
Net investment income		$47,027	$14,263
Net realized gains (losses)		(11,688)	299
Net unrealized gains (losses)	+	(594,218)	24,510

Increase (Decrease) in net assets from operations		(558,879)	39,072

Distributions to Shareholders

Distributions from net investment income		($14,602)	$—

Transactions in Fund Shares

		1/1/13-6/30/13		7/25/12*-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,905,586	$32,316,466	154,505	$1,616,206
Shares reinvested		1,327	14,477	—	—
Shares redeemed	+	(83,730)	(931,960)	(453)	(4,764)

Net transactions in fund shares		2,823,183	$31,398,983	154,052	$1,611,442

Shares Outstanding and Net Assets

		1/1/13-6/30/13		7/25/12*-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		154,052	$1,650,514	—	$—
Total increase	+	2,823,183	30,825,502	154,052	1,650,514

End of period		2,977,235	$32,476,016	154,052	$1,650,514

Net investment income not yet distributed			$46,688		$14,263

*	Commencement of operations.

10 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab VIT Balanced with Growth Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated exchange traded funds (“ETFs”), the Schwab ETFs, and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, futures and money market investments to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2013, 99% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

 11

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

12

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

 13

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging markets may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an underlying fund’s investment would be adversely affected.

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

14

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•	Real Estate Investment Trust (REIT) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences for the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease,

 15

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations or derivative instruments, principally futures contracts. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund (“expense limitation”) to 0.58%. This agreement may only be amended or terminated with approval of the fund’s Board.

The agreement to limit the fund’s total annual fund operating expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

16

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2013, the Schwab VIT Balanced with Growth Portfolio’s ownership percentages of other related funds’ shares are:

Schwab U.S. Large-Cap ETF	0.5%
Schwab U.S. Small-Cap ETF	0.2%
Schwab International Equity ETF	0.4%
Schwab International Small-Cap Equity ETF	0.4%
Schwab Emerging Markets Equity ETF	0.2%
Schwab U.S. REIT ETF	0.4%
Schwab U.S. TIPS ETF	0.1%
Schwab Intermediate-Term U.S. Treasury ETF	1.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.1%.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2013.

						Realized	Distribution
	Balance of			Balance of	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/13 to	01/01/13 to
Underlying Funds	at 12/31/12	Additions	Sales	at 06/30/13	06/30/13	06/30/13	06/30/13

Schwab U.S. Large-Cap ETF	10,667	188,601	(5,521)	193,747	$7,399,198	($1,607)	$40,640
Schwab U.S. Small-Cap ETF	2,635	43,928	(1,764)	44,799	1,970,708	(1,561)	7,929
Schwab International Equity ETF	10,489	192,399	(5,530)	197,358	5,376,032	(549)	—
Schwab International Small-Cap Equity ETF	1,839	33,135	(977)	33,997	918,259	(279)	—
Schwab Emerging Markets Equity ETF	3,866	78,132	(2,103)	79,895	1,865,548	(3,248)	—
Schwab U.S. REIT ETF	3,241	59,915	(1,704)	61,452	1,971,380	127	11,774
Schwab U.S. TIPS ETF	549	10,130	(292)	10,387	558,925	(32)	1,046
Schwab Intermediate-Term U.S. Treasury ETF	2,602	48,540	(1,359)	49,783	2,622,469	(131)	3,672
Schwab Value Advantage Money Fund, Institutional Prime Shares	44,000	930,000	(200,000)	774,000	774,000	—	95

Total					$23,456,519	($7,280)	$65,156

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

 17

 Schwab VIT Balanced with Growth Portfolio

Financial Notes, unaudited (continued)

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$31,037,277	$1,081,029

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2012, the fund had no capital losses deferred and no capital losses utilized.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

18

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to Schwab VIT Balanced Growth Portfolio (the “Fund’’), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable

 19

mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

20

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

 21

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

22

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Glossary

Barclays Global Treasury ex-U.S. Index An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.

Barclays High Yield Very Liquid Index An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.

Barclays U.S. Aggregate: Agencies Index An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS) Index: Agency Fixed Rate Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones-UBS Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index that is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

24

Schwab VIT Growth Portfolio

Semiannual report dated June 30, 2013

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

For the six months ended June 30, 2013, stocks in U.S. and developed international markets generated solid returns, while bond returns were generally negative. Money market securities continued to help preserve investor capital.

Stocks in U.S. and developed international markets performed well, outperforming stocks in emerging markets. Low interest rates provided a supportive backdrop for equities, as the Federal Reserve, Bank of Japan, and many central banks around the world attempted to stimulate economic growth by keeping interest rates low. Among emerging markets, economic growth generally slowed, reducing equity returns. Reflecting this environment, the Dow Jones U.S. Total Stock Market Index returned 14.2% for the six months, while the MSCI EAFE Index (net)—broadly reflecting developed stock markets outside the U.S.—returned 4.1%, and the MSCI Emerging Markets Index (net) returned −9.6%. The depreciation of many world currencies versus the U.S. dollar played a role in these performances, reducing the returns of overseas investments in U.S. dollar terms.

U.S. bonds outperformed international bonds, while both generally produced negative returns. With the U.S. economic outlook improving overall, and the euro zone’s sovereign debt crisis seeming less of a concern, the Fed announced plans to potentially begin reducing some of its stimulative policies. In response, bond yields rose sharply and bond prices fell. Amid this backdrop, the Barclays U.S. Aggregate Bond index returned −2.4%, while the Citigroup Non-U.S. Dollar World Government Bond Index returned −7.1%, as many foreign currencies depreciated versus the U.S. dollar.

Money market securities faced another period of low yields that largely reflected the Fed’s stance on interest rates.

 Asset Class Performance Comparison % returns during the six months ended 6/30/2013

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

13.82%	S&P 500® Index: measures U.S. large-cap stocks

15.86%	Russell 2000® Index: measures U.S. small-cap stocks

4.47%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

−2.44%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.03%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab VIT Growth Portfolio 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab VIT Growth Portfolio

Schwab VIT Growth Portfolio

Performance and Fund Facts as of 06/30/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio and inception Date	6 Months	Since Inception

Portfolio: Schwab VIT Growth Portfolio (07/25/12)	3.69%	13.54%
VIT Growth Composite Index[3]	4.67%	14.55%
S&P 500® Index	13.82%	22.61%
Barclays U.S. Aggregate Bond Index	-2.44%	-2.14%
Fund Category: Morningstar Aggressive Allocation	7.20%	16.80%

Portfolio Expense Ratios4: Net 0.71%; Gross 11.00%

 Statistics

Number of Holdings	16
Portfolio Turnover Rate[5]	1%

 Asset Class Weightings % of Investments6

Stocks – U.S.	38.1%
Stocks – International	32.4%
Real Assets	9.4%
Fixed Income	11.3%
Money Market Fund	2.2%
Short-Term Investments	6.6%
Total	100.0%

 Top Holdings % of Net Assets7,8

Schwab U.S. Large-Cap ETF	28.8%
Schwab International Equity ETF	19.9%
Schwab Emerging Markets Equity ETF	7.5%
Schwab U.S. Small-Cap ETF	6.9%
Schwab U.S. REIT ETF	5.9%
Schwab International Small-Cap Equity ETF	4.7%
iShares Barclays MBS Bond Fund	4.4%
Schwab Intermediate-Term U.S. Treasury ETF	3.8%
Credit Suisse Commodity Return Strategy Fund, Class I	3.4%
iShares Barclays Credit Bond Fund	2.2%
Total	87.5%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio holdings may have changed since the report date.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	The VIT Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 29% Dow Jones U.S. Large Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 2% Russell Microcap Index, 21% FTSE Developed ex-US Index (Net), 5% FTSE Developed Small Cap ex-US Liquid Index (Net), 8% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index Total Return, 1% Barclays U.S. TIPS Index, 5% Barclays 3-10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Credit Index, 5% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 5% Barclays U.S. Treasury Bills: 1-3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.13%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	The portfolio intends to primarily invest in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, futures and money market investments to achieve its investment objectives.
[7]	This list is not a recommendation of any security by the investment adviser.
[8]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Growth Portfolio 3

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2013 and held through June 30, 2013.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your portfolio or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/13	at 6/30/13	1/1/13–6/30/13

Schwab VIT Growth Portfolio
Actual Return	0.58%	$1,000.00	$1,036.90	$2.93
Hypothetical 5% Return	0.58%	$1,000.00	$1,021.92	$2.91

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

4 Schwab VIT Growth Portfolio

Schwab VIT Growth Portfolio

Financial Statements

Financial Highlights

	1/1/13–		7/25/12[1]–
	6/30/13*		12/31/12

Per-Share Data ($)

Net asset value at beginning of period	10.95		10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04	[2]	0.13
Net realized and unrealized gains (losses)	0.36	[3]	0.82

Total from investment operations	0.40		0.95
Less distributions:
Distributions from net investment income	(0.00)[4]		—

Net asset value at end of period	11.35		10.95

Total return (%)	3.69	[5]	9.50	[5]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[6]	0.58	[7]	0.59	[7,8]
Gross operating expenses[6]	1.65	[7]	26.08	[7]
Net investment income (loss)	0.79	[7]	3.96	[7]
Portfolio turnover rate	1	[5]	29	[5]
Net assets, end of period ($ x 1,000,000)	22		1

* Unaudited.
1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 The per share amount does not agree with the change in aggregate gains and losses in investments during the period because of the timing of fund share transactions in relation to fluctuating market values for the investments.
4 Per-share amount was less than $0.01.
5 Not annualized.
6 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
7 Annualized.
8 The ratio of net operating expenses would have been 0.58%, if interest expense had not been incurred.

See financial notes 5

 Schwab VIT Growth Portfolio

Portfolio Holdings as of June 30, 2013 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

92.5%	Other Investment Companies	20,841,181	20,578,609
6.6%	Short-Term Investments	1,453,691	1,453,691

99.1%	Total Investments	22,294,872	22,032,300
0.9%	Other Assets and Liabilities, Net		210,512

100.0%	Net Assets		22,242,812

	Number	Value
Security	of Shares	($)

Other Investment Companies 92.5% of net assets

U.S. Stocks 37.7%

Large-Cap 28.8%
Schwab U.S. Large-Cap ETF (a)	168,024	6,416,836

Micro-Cap 2.0%
iShares Russell Microcap Index Fund	7,226	445,989

Small-Cap 6.9%
Schwab U.S. Small-Cap ETF (a)	34,740	1,528,213

		8,391,038

International Stocks 32.1%

Developed-Market Large-Cap 19.9%
Schwab International Equity ETF (a)	162,721	4,432,520

Developed-Market Small-Cap 4.7%
Schwab International Small-Cap Equity ETF (a)	38,554	1,041,343

Emerging-Market 7.5%
Schwab Emerging Markets Equity ETF (a)	71,485	1,669,175

		7,143,038

Real Assets 9.3%

Commodity 3.4%
Credit Suisse Commodity Return Strategy Fund, Class I *	106,402	759,713

Real Estate 5.9%
Schwab U.S. REIT ETF (a)	40,973	1,314,414

		2,074,127

Fixed Income 11.2%

Corporate Bond 2.2%
iShares Barclays Credit Bond Fund	4,549	488,790

Inflation-Protected Bond 0.8%
Schwab U.S. TIPs ETF (a)	3,319	178,595

Mortgage-Backed Bond 4.4%
iShares Barclays MBS Bond Fund	9,272	975,693

Treasury Bond 3.8%
Schwab Intermediate-Term U.S. Treasury ETF (a)	16,123	849,328

		2,492,406

Money Market Fund 2.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	478,000	478,000

Total Other Investment Companies
(Cost $20,841,181)		20,578,609

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 6.6% of net assets

Time Deposits 6.6%
Bank of America
0.03%, 07/01/13	625,153	625,153
Bank of Tokyo-Mitsubishi UFJ
0.03%, 07/01/13	625,153	625,153
Citibank
0.03%, 07/01/13	203,385	203,385

Total Short-Term Investments
(Cost $1,453,691)		1,453,691

End of Investments.

At 06/30/13, the tax basis cost of the fund’s investments was $22,297,260 and the unrealized appreciation and depreciation were $151,640 and ($416,600), respectively, with a net unrealized depreciation of ($264,960).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

6 See financial notes

 Schwab VIT Growth Portfolio

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$20,578,609	$—	$—	$20,578,609
Short-Term Investments[1]	—	1,453,691	—	1,453,691

Total	$20,578,609	$1,453,691	$—	$22,032,300

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2013.

See financial notes 7

 Schwab VIT Growth Portfolio

Statement of
Assets and Liabilities
As of June 30, 2013; unaudited

Assets

Investments in affiliated underlying funds, at value (cost $18,098,463)		$17,908,424
Investments in unaffiliated issuers, at value (cost $4,196,409)	+	4,123,876

Total investments, at value (cost $22,294,872)		22,032,300
Receivables:
Fund shares sold		1,461,727
Dividends		1,260
Interest	+	3

Total assets		23,495,290

Liabilities

Payables:
Investments bought		1,213,450
Investment adviser and administrator fees		320
Distributions to shareholders		98
Fund shares redeemed		14
Accrued expenses	+	38,596

Total liabilities		1,252,478

Net Assets

Total assets		23,495,290
Total liabilities	−	1,252,478

Net assets		$22,242,812

Net Assets by Source
Capital received from investors		22,477,659
Net investment income not yet distributed		30,138
Net realized capital losses		(2,413)
Net unrealized capital losses		(262,572)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$22,242,812		1,959,347		$11.35

8 See financial notes

 Schwab VIT Growth Portfolio

Statement of
Operations
For the period January 1, 2013 through June 30, 2013; unaudited

Investment Income

Dividends received from affiliated underlying funds		$48,513
Dividends received from unaffiliated underlying funds		3,954
Interest	+	78

Total investment income		52,545

Expenses

Investment adviser and administrator fees		17,266
Professional fees		17,198
Shareholder reports		11,692
Portfolio accounting fees		7,084
Transfer agent fees		6,063
Trustees’ fees		3,128
Custodian fees		995
Other expenses	+	38

Total expenses		63,464
Expense reduction by CSIM	−	41,210

Net expenses	−	22,254

Net investment income		30,291

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(979)
Net realized losses on sales of unaffiliated underlying funds	+	(71)

Net realized losses		(1,050)
Net unrealized losses on affiliated underlying funds		(215,497)
Net unrealized losses on unaffiliated underlying funds	+	(72,217)

Net unrealized losses	+	(287,714)

Net realized and unrealized losses		(288,764)

Decrease in net assets resulting from operations		($258,473)

See financial notes 9

 Schwab VIT Growth Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/13-6/30/13			7/25/12*-12/31/12
Net investment income		$30,291	$7,145
Net realized losses		(1,050)	(1,363)
Net unrealized gains (losses)	+	(287,714)	25,142

Increase (Decrease) in net assets from operations		(258,473)	30,924

Distributions to Shareholders

Distributions from net investment income		($7,298)	$—

Transactions in Fund Shares

		1/1/13-6/30/13		7/25/12*-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,905,906	$21,924,007	63,836	$664,023
Shares reinvested		634	7,200	—	—
Shares redeemed	+	(1,677)	(19,329)	(9,352)	(98,242)

Net transactions in fund shares		1,904,863	$21,911,878	54,484	$565,781

Shares Outstanding and Net Assets

		1/1/13-6/30/13		7/25/12*-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		54,484	$596,705	—	$—
Total increase	+	1,904,863	21,646,107	54,484	596,705

End of period		1,959,347	$22,242,812	54,484	$596,705

Net investment income not yet distributed			$30,138		$7,145

*	Commencement of operations.

10 See financial notes

 Schwab VIT Growth Portfolio

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab VIT Growth Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated exchange traded funds (“ETFs”), the Schwab ETFs, and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities, futures and money market investments to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At June 30, 2013, 99% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

 11

 Schwab VIT Growth Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2013 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

12

 Schwab VIT Growth Portfolio

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

 13

 Schwab VIT Growth Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging markets may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an underlying fund’s investment would be adversely affected.

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

14

 Schwab VIT Growth Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•	Real Estate Investment Trust (REIT) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences for the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease,

 15

 Schwab VIT Growth Portfolio

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations or derivative instruments, principally futures contracts. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities and instruments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund (“expense limitation”) to 0.58%. This agreement may only be amended or terminated with approval of the fund’s Board.

The agreement to limit the fund’s total annual fund operating expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of June 30, 2013, the Schwab VIT Growth Portfolio’s ownership percentages of other related funds’ shares are less than 1%.

16

 Schwab VIT Growth Portfolio

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2013.

						Realized	Distribution
	Balance of			Balance of	Market	Gain (Loss)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/13 to	01/01/13 to
Underlying Funds	at 12/31/12	Additions	Sales	at 06/30/13	06/30/13	06/30/13	06/30/13

Schwab U.S. Large-Cap ETF	5,078	164,211	(1,265)	168,024	$6,416,836	($767)	$33,752
Schwab U.S. Small-Cap ETF	1,115	34,293	(668)	34,740	1,528,213	($212)	5,871
Schwab International Equity ETF	4,647	158,074	—	162,721	4,432,520	—	—
Schwab International Small-Cap Equity ETF	1,117	37,437	—	38,554	1,041,343	—	—
Schwab Emerging Markets Equity ETF	1,847	69,638	—	71,485	1,669,175	—	—
Schwab U.S. REIT ETF	1,140	39,833	—	40,973	1,314,414	—	7,439
Schwab U.S. TIPS ETF	93	3,226	—	3,319	178,595	—	318
Schwab Intermediate-Term U.S. Treasury ETF	489	15,634	—	16,123	849,328	—	1,079
Schwab Value Advantage Money Fund, Institutional Prime Shares	15,000	463,000	—	478,000	478,000	—	54

Total					$17,908,424	($979)	$48,513

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$20,369,506	$79,495

 17

 Schwab VIT Growth Portfolio

Financial Notes, unaudited (continued)

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2012, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2012, the fund had no capital losses deferred and no capital losses utilized.

As of December 31, 2012, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2012, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

18

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to Schwab VIT Growth Portfolio (the “Fund’’), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 23, 2013, and June 4, 2013, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 4, 2013. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable

 19

mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and the unique insurance dedicated distribution arrangements of the Fund as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

20

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	76	Director, TOUSA (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Mission West Properties (1998 – 2012)
Director, Ditech Networks Corporation (1997 – 2012)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	76	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present) Lead Independent Director, Board of Cooper Industries (2002 – 2012)

 21

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

22

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS) Index: Agency Fixed Rate Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones-UBS Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index that is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

24

Item 2: Code of Ethics.
     Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
     Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	August 12, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	August 12, 2013

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	August 12, 2013